Distribution Date:	08/17/26	Wells Fargo Commercial Mortgage Trust 2016-C37
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C37

Table of Contents				Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States

Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC

Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	18
			Attention: Reporting		Reporting@belloakadvisors.com

Historical Detail	19		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States

Delinquency Loan Detail	20	Asset Representations	BellOak, LLC

Collateral Stratification and Historical Detail	21	Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	22
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	23-25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	26		Bank, N.A.

Historical Liquidated Loan Detail	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Interest Shortfall Detail - Collateral Level	29	Trustee	Wilmington Trust, National Association

Supplemental Notes	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000PAA2	1.944000%	35,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000PAB0	3.103000%	105,724,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000PAC8	3.704000%	28,449,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000PAD6	3.525000%	120,000,000.00	70,402,585.56	27,495,868.71	206,807.60	0.00	0.00	27,702,676.31	42,906,716.85	49.35%	30.00%
A-5	95000PAE4	3.794000%	188,138,000.00	188,138,000.00	0.00	594,829.64	0.00	0.00	594,829.64	188,138,000.00	49.35%	30.00%
A-SB	95000PAF1	3.615000%	47,561,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000PAG9	4.141376%	58,165,000.00	58,165,000.00	0.00	200,735.94	0.00	0.00	200,735.94	58,165,000.00	36.60%	22.25%
B	95000PAK0	4.443376%	38,463,000.00	38,463,000.00	0.00	142,421.30	0.00	0.00	142,421.30	38,463,000.00	28.17%	17.13%
C	95000PAL8	4.618376%	34,711,000.00	34,711,000.00	0.00	133,590.37	0.00	0.00	133,590.37	34,711,000.00	20.56%	12.50%
D	95000PAX2	3.318376%	37,525,000.00	37,525,000.00	0.00	103,768.38	0.00	0.00	103,768.38	37,525,000.00	12.34%	7.50%
E	95000PAZ7	3.018376%	10,320,000.00	10,320,000.00	0.00	28,558.98	0.00	0.00	28,558.98	10,320,000.00	10.08%	6.13%
F	95000PBB9	3.018376%	7,505,000.00	7,505,000.00	0.00	0.00	0.00	0.00	0.00	7,505,000.00	8.43%	5.13%
G*	95000PBD5	3.018376%	8,443,000.00	8,443,000.00	0.00	0.00	0.00	0.00	0.00	8,443,000.00	6.58%	4.00%
H	95000PBF0	3.018376%	7,505,000.00	7,505,000.00	0.00	0.00	0.00	0.00	0.00	7,505,000.00	4.94%	3.00%
J	95000PBH6	3.018376%	22,515,779.00	22,515,779.00	0.00	0.00	0.00	0.00	0.00	22,515,779.00	0.00%	0.00%
V	95000PBK9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000PBM5	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			750,506,779.02	483,693,364.56	27,495,868.71	1,410,712.21	0.00	0.00	28,906,580.92	456,197,495.85

X-A	95000PAH7	0.897627%	525,354,000.00	258,540,585.56	0.00	193,394.08	0.00	0.00	193,394.08	231,044,716.85
X-B	95000PAJ3	0.356788%	96,628,000.00	96,628,000.00	0.00	28,729.78	0.00	0.00	28,729.78	96,628,000.00
X-D	95000PAM6	1.300000%	37,525,000.00	37,525,000.00	0.00	40,652.08	0.00	0.00	40,652.08	37,525,000.00
X-EF	95000PAP9	1.600000%	17,825,000.00	17,825,000.00	0.00	23,766.67	0.00	0.00	23,766.67	17,825,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	95000PAR5	1.600000%	8,443,000.00	8,443,000.00	0.00	11,257.33	0.00	0.00	11,257.33	8,443,000.00
X-H	95000PAT1	1.600000%	7,505,000.00	7,505,000.00	0.00	10,006.67	0.00	0.00	10,006.67	7,505,000.00
X-J	95000PAV6	1.600000%	22,515,779.00	22,515,779.00	0.00	30,021.04	0.00	0.00	30,021.04	22,515,779.00
Notional SubTotal			715,795,779.00	448,982,364.56	0.00	337,827.65	0.00	0.00	337,827.65	421,486,495.85

Deal Distribution Total					27,495,868.71	1,748,539.86	0.00	0.00	29,244,408.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000PAD6	586.68821300	229.13223925	1.72339667	0.00000000	0.00000000	0.00000000	0.00000000	230.85563592	357.55597375
A-5	95000PAE4	1,000.00000000	0.00000000	3.16166665	0.00000000	0.00000000	0.00000000	0.00000000	3.16166665	1,000.00000000
A-SB	95000PAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000PAG9	1,000.00000000	0.00000000	3.45114657	0.00000000	0.00000000	0.00000000	0.00000000	3.45114657	1,000.00000000
B	95000PAK0	1,000.00000000	0.00000000	3.70281309	0.00000000	0.00000000	0.00000000	0.00000000	3.70281309	1,000.00000000
C	95000PAL8	1,000.00000000	0.00000000	3.84864654	0.00000000	0.00000000	0.00000000	0.00000000	3.84864654	1,000.00000000
D	95000PAX2	1,000.00000000	0.00000000	2.76531326	0.00000000	0.00000000	0.00000000	0.00000000	2.76531326	1,000.00000000
E	95000PAZ7	1,000.00000000	0.00000000	2.76734302	(0.25203004)	15.47252616	0.00000000	0.00000000	2.76734302	1,000.00000000
F	95000PBB9	1,000.00000000	0.00000000	0.00000000	2.51531379	32.37978814	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000PBD5	1,000.00000000	0.00000000	0.00000000	2.51531328	32.37978799	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000PBF0	1,000.00000000	0.00000000	0.00000000	2.51531379	32.37978814	0.00000000	0.00000000	0.00000000	1,000.00000000
J	95000PBH6	1,000.00000000	0.00000000	0.00000000	2.51531337	48.55293259	0.00000000	0.00000000	0.00000000	1,000.00000000
V	95000PBK9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000PBM5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000PAH7	492.12642439	0.00000000	0.36812146	0.00000000	0.00000000	0.00000000	0.00000000	0.36812146	439.78863176
X-B	95000PAJ3	1,000.00000000	0.00000000	0.29732355	0.00000000	0.00000000	0.00000000	0.00000000	0.29732355	1,000.00000000
X-D	95000PAM6	1,000.00000000	0.00000000	1.08333324	0.00000000	0.00000000	0.00000000	0.00000000	1.08333324	1,000.00000000
X-EF	95000PAP9	1,000.00000000	0.00000000	1.33333352	0.00000000	0.00000000	0.00000000	0.00000000	1.33333352	1,000.00000000
X-G	95000PAR5	1,000.00000000	0.00000000	1.33333294	0.00000000	0.00000000	0.00000000	0.00000000	1.33333294	1,000.00000000
X-H	95000PAT1	1,000.00000000	0.00000000	1.33333378	0.00000000	0.00000000	0.00000000	0.00000000	1.33333378	1,000.00000000
X-J	95000PAV6	1,000.00000000	0.00000000	1.33333339	0.00000000	0.00000000	0.00000000	0.00000000	1.33333339	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	206,807.60	0.00	206,807.60	0.00	0.00	0.00	206,807.60	0.00
A-5	07/01/26 - 07/30/26	30	0.00	594,829.64	0.00	594,829.64	0.00	0.00	0.00	594,829.64	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	193,394.08	0.00	193,394.08	0.00	0.00	0.00	193,394.08	0.00
X-B	07/01/26 - 07/30/26	30	0.00	28,729.78	0.00	28,729.78	0.00	0.00	0.00	28,729.78	0.00
X-D	07/01/26 - 07/30/26	30	0.00	40,652.08	0.00	40,652.08	0.00	0.00	0.00	40,652.08	0.00
X-EF	07/01/26 - 07/30/26	30	0.00	23,766.67	0.00	23,766.67	0.00	0.00	0.00	23,766.67	0.00
X-G	07/01/26 - 07/30/26	30	0.00	11,257.33	0.00	11,257.33	0.00	0.00	0.00	11,257.33	0.00
X-H	07/01/26 - 07/30/26	30	0.00	10,006.67	0.00	10,006.67	0.00	0.00	0.00	10,006.67	0.00
X-J	07/01/26 - 07/30/26	30	0.00	30,021.04	0.00	30,021.04	0.00	0.00	0.00	30,021.04	0.00
A-S	07/01/26 - 07/30/26	30	0.00	200,735.94	0.00	200,735.94	0.00	0.00	0.00	200,735.94	0.00
B	07/01/26 - 07/30/26	30	0.00	142,421.30	0.00	142,421.30	0.00	0.00	0.00	142,421.30	0.00
C	07/01/26 - 07/30/26	30	0.00	133,590.37	0.00	133,590.37	0.00	0.00	0.00	133,590.37	0.00
D	07/01/26 - 07/30/26	30	0.00	103,768.38	0.00	103,768.38	0.00	0.00	0.00	103,768.38	0.00
E	07/01/26 - 07/30/26	30	161,870.26	25,958.03	0.00	25,958.03	(2,600.95)	0.00	0.00	28,558.98	159,676.47
F	07/01/26 - 07/30/26	30	223,570.53	18,877.43	0.00	18,877.43	18,877.43	0.00	0.00	0.00	243,010.31
G	07/01/26 - 07/30/26	30	251,513.13	21,236.79	0.00	21,236.79	21,236.79	0.00	0.00	0.00	273,382.55
H	07/01/26 - 07/30/26	30	223,570.53	18,877.43	0.00	18,877.43	18,877.43	0.00	0.00	0.00	243,010.31
J	07/01/26 - 07/30/26	30	1,033,972.10	56,634.24	0.00	56,634.24	56,634.24	0.00	0.00	0.00	1,093,207.10
Totals			1,894,496.55	1,861,564.80	0.00	1,861,564.80	113,024.94	0.00	0.00	1,748,539.86	2,012,286.74

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	29,244,408.57
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,868,659.37	Master Servicing Fee	2,452.87
Interest Reductions due to Nonrecoverability Determination	(106,149.17)	Certificate Administrator Fee	3,042.11
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	208.26
ARD Interest	0.00	Operating Advisor Fee	826.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	145.78
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,762,510.20	Total Fees	6,965.41

Principal		Expenses/Reimbursements
Scheduled Principal	25,173,099.05	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	2,322,769.66	Special Servicing Fees (Monthly)	6,458.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	351.60
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	195.00
Total Principal Collected	27,495,868.71	Total Expenses/Reimbursements	7,004.93

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,748,539.86
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	27,495,868.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	29,244,408.57
Total Funds Collected	29,258,378.91	Total Funds Distributed	29,258,378.91

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	483,693,365.27	483,693,365.27	Beginning Certificate Balance	483,693,364.56
(-) Scheduled Principal Collections	25,173,099.05	25,173,099.05	(-) Principal Distributions	27,495,868.71
(-) Unscheduled Principal Collections	2,322,769.66	2,322,769.66	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	456,197,496.56	456,197,496.56	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	483,693,365.32	483,693,365.32	Ending Certificate Balance	456,197,495.85
Ending Actual Collateral Balance	456,197,496.61	456,197,496.61

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.71)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.71)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	89,952,667.77	19.72%	4	4.8893	NAP	Defeased	11	89,952,667.77	19.72%	4	4.8893	NAP
2,000,000 or less	3	4,573,205.06	1.00%	4	5.1283	3.201144	1.30 or less	5	55,966,396.59	12.27%	1	4.3530	0.062024
2,000,001 to 3,000,000	11	28,347,529.38	6.21%	3	4.7391	2.111516	1.31 to 1.40	2	12,643,599.73	2.77%	3	4.2691	1.366930
3,000,001 to 4,000,000	3	11,125,899.37	2.44%	3	4.2255	1.954815	1.41 to 1.50	5	38,575,588.56	8.46%	3	4.7311	1.453106
4,000,001 to 5,000,000	1	4,685,807.16	1.03%	3	4.2691	1.161700	1.51 to 1.75	4	42,978,140.15	9.42%	2	4.5313	1.575265
5,000,001 to 6,000,000	3	15,997,533.94	3.51%	4	4.7410	1.376299	1.76 to 2.00	4	13,006,203.10	2.85%	3	5.0131	1.901921
6,000,001 to 7,000,000	3	19,269,250.55	4.22%	4	5.1955	1.856588	2.01 to 2.25	6	35,263,409.64	7.73%	4	4.6586	2.070638
7,000,001 to 8,000,000	1	7,190,289.98	1.58%	3	4.2691	2.019300	2.26 to 2.50	5	56,460,941.07	12.38%	3	4.4164	2.337566
8,000,001 to 9,000,000	2	17,445,616.42	3.82%	4	4.8764	3.292339	2.51 to 2.75	2	23,223,813.48	5.09%	3	4.8432	2.579495
9,000,001 to 10,000,000	2	19,065,433.19	4.18%	3	4.3302	2.713532	3.76 to 3.00	2	3,759,911.58	0.82%	3	4.4361	2.899724
10,000,001 to 15,000,000	5	64,655,580.74	14.17%	4	4.6318	1.739281	3.01 or greater	6	84,366,824.89	18.49%	3	3.7432	4.242465
15,000,001 to 20,000,000	2	34,042,592.79	7.46%	2	4.2960	1.553692	Totals	52	456,197,496.56	100.00%	3	4.4684	2.058672
20,000,001 to 30,000,000	4	103,471,090.21	22.68%	2	4.3021	1.979183
30,000,001 to 50,000,000	1	36,375,000.00	7.97%	3	2.9882	4.114700
50,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	52	456,197,496.56	100.00%	3	4.4684	2.058672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	89,952,667.77	19.72%	4	4.8893	NAP
							Defeased	26	89,952,667.77	19.72%	4	4.8893	NAP
Arizona	3	2,066,796.90	0.45%	1	4.1140	1.585100
							Industrial	4	9,330,265.61	2.05%	3	4.3940	4.111300
California	10	50,028,150.62	10.97%	3	4.3805	2.038210
							Lodging	9	111,516,438.23	24.44%	3	4.6263	2.688653
Connecticut	4	2,271,078.53	0.50%	1	4.1140	1.585100
							Mixed Use	1	3,215,980.73	0.70%	3	4.4400	2.043900
Florida	5	6,706,073.35	1.47%	2	4.5405	2.633624
							Mobile Home Park	23	27,471,296.19	6.02%	2	4.3320	2.029054
Georgia	2	5,175,530.58	1.13%	4	5.3436	2.176993
							Multi-Family	11	59,341,097.60	13.01%	3	4.3933	1.917657
Hawaii	2	52,500,000.00	11.51%	3	4.1995	3.411550
							Office	3	61,571,859.72	13.50%	1	4.3182	0.273202
Maryland	3	3,067,394.86	0.67%	1	4.1140	1.585100
							Retail	11	89,245,352.32	19.56%	3	4.0160	2.979466
Massachusetts	1	13,868,676.42	3.04%	4	4.7400	1.439400
							Self Storage	2	4,552,538.39	1.00%	4	5.1547	1.307977
Michigan	10	22,549,482.38	4.94%	3	4.5684	1.855284
							Totals	90	456,197,496.56	100.00%	3	4.4684	2.058672
Minnesota	1	1,079,042.75	0.24%	1	4.1140	1.585100

Mississippi	1	2,200,195.04	0.48%	4	5.3900	1.736600

Nevada	3	37,896,546.32	8.31%	3	4.5823	2.519027

New Jersey	1	18,434,922.98	4.04%	2	4.4500	1.527100

New York	3	45,312,461.76	9.93%	1	4.5202	0.120763

North Carolina	4	26,411,934.12	5.79%	4	4.9025	1.908926

Ohio	1	394,093.66	0.09%	1	4.1140	1.585100

Pennsylvania	2	18,556,863.60	4.07%	4	4.6779	1.348247

Texas	4	13,299,376.52	2.92%	3	4.7302	1.953906

Virginia	4	44,426,208.39	9.74%	3	3.2430	4.114084

Totals	90	456,197,496.56	100.00%	3	4.4684	2.058672

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	89,952,667.77	19.72%	4	4.8893	NAP	Defeased	11	89,952,667.77	19.72%	4	4.8893	NAP
	3.000% or less	1	36,375,000.00	7.97%	3	2.9882	4.114700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.001% to 3.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.250%	5	102,099,285.11	22.38%	1	4.1524	1.813139	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	14	92,499,348.62	20.28%	3	4.3389	2.292431	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	54,426,714.41	11.93%	4	4.6932	1.602191	49 months or greater	41	366,244,828.79	80.28%	3	4.3650	2.192462
	4.751% to 5.000%	6	47,673,654.52	10.45%	3	4.8487	2.131320	Totals	52	456,197,496.56	100.00%	3	4.4684	2.058672
	5.001% to 5.250%	2	4,552,538.39	1.00%	4	5.1547	1.307977
	5.251% to 5.500%	5	25,695,480.43	5.63%	4	5.3711	2.181259
	5.501% or greater	1	2,922,807.31	0.64%	4	5.6700	1.821600
	Totals	52	456,197,496.56	100.00%	3	4.4684	2.058672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	89,952,667.77	19.72%	4	4.8893	NAP	Defeased	11	89,952,667.77	19.72%	4	4.8893	NAP
	60 months or less	41	366,244,828.79	80.28%	3	4.3650	2.192462	Interest Only	5	127,375,000.00	27.92%	2	3.8456	2.645604
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	7	30,434,627.66	6.67%	4	4.8111	1.730123
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	29	208,435,201.13	45.69%	3	4.6172	1.983055
	Totals	52	456,197,496.56	100.00%	3	4.4684	2.058672	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	456,197,496.56	100.00%	3	4.4684	2.058672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	89,952,667.77	19.72%	4	4.8893	NAP			No outstanding loans in this group
Underwriter's Information		1	26,250,000.00	5.75%	3	4.1995	4.470000
	12 months or less	40	339,994,828.79	74.53%	3	4.3777	2.016620
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	456,197,496.56	100.00%	3	4.4684	2.058672
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	306931010	LO	Honolulu	HI	Actual/360	4.199%	94,926.20	0.00	0.00	N/A	11/01/26	--	26,250,000.00	26,250,000.00	08/01/26
1A	306931011	LO	Honolulu	HI	Actual/360	4.199%	94,926.20	0.00	0.00	N/A	11/01/26	--	26,250,000.00	26,250,000.00	08/01/26
4	883100619	RT	Woodbridge	VA	Actual/360	2.988%	93,599.55	0.00	0.00	N/A	11/01/26	--	36,375,000.00	36,375,000.00	08/01/26
6	28000906	OF	New York	NY	Actual/360	4.109%	0.00	0.00	0.00	N/A	07/06/26	--	30,000,000.00	30,000,000.00	03/06/25
7	883100641	MF	Las Vegas	NV	Actual/360	4.269%	53,290.98	34,966.53	0.00	N/A	11/06/26	--	14,496,334.67	14,461,368.14	08/06/26
8	883100636	MF	Los Angeles	CA	Actual/360	4.269%	26,496.64	17,385.58	0.00	N/A	11/06/26	--	7,207,675.56	7,190,289.98	08/06/26
9	883100651	LO	Las Vegas	NV	Actual/360	4.835%	87,506.95	46,691.02	0.00	N/A	11/06/26	--	21,017,781.23	20,971,090.21	08/06/26
11	883100663	IN	Various	Various	Actual/360	4.763%	39,086.41	15,599.36	0.00	N/A	12/06/26	--	9,529,849.69	9,514,250.33	08/06/26
11A	307170663				Actual/360	4.763%	19,257.86	7,541.51	0.00	N/A	12/06/26	--	4,695,352.23	4,687,810.72	08/06/26
11B	307171663				Actual/360	4.763%	16,826.81	4,982.08	0.00	N/A	12/06/26	--	4,102,626.00	4,097,643.92	08/06/26
11C	307172663				Actual/360	4.763%	12,591.36	4,796.22	0.00	N/A	12/06/26	--	3,069,961.57	3,065,165.35	08/06/26
12	300571630	MF	Houston	TX	Actual/360	4.980%	85,750.48	36,901.91	0.00	N/A	12/06/26	09/06/26	19,996,225.78	19,959,323.87	08/06/26
13	28000964	OF	Newark	NJ	Actual/360	4.450%	70,775.74	35,005.20	0.00	N/A	10/06/26	--	18,469,928.18	18,434,922.98	08/06/26
14	28200945	MH	Various	Various	Actual/360	4.114%	55,406.45	32,335.04	0.00	N/A	09/06/26	--	15,640,004.85	15,607,669.81	08/06/26
15	301741164	MF	Various	GA	Actual/360	4.182%	51,018.38	34,375.87	0.00	N/A	12/06/26	--	14,167,181.46	14,132,805.59	08/06/26
16	883100667	OF	Cranberry Township	PA	Actual/360	4.611%	52,267.64	26,780.86	0.00	N/A	12/06/26	--	13,163,717.60	13,136,936.74	08/06/26
17	301741165	MF	Mansfield	CT	Actual/360	5.060%	58,180.92	26,440.71	0.00	N/A	12/06/26	--	13,352,754.93	13,326,314.22	08/06/26
18	301741168	RT	Plymouth	MA	Actual/360	4.740%	56,694.91	21,461.80	0.00	N/A	12/06/26	--	13,890,138.22	13,868,676.42	08/06/26
19	310936188	RT	Durham	NC	Actual/360	4.740%	53,714.39	21,837.10	0.00	N/A	12/11/26	--	13,159,916.46	13,138,079.36	08/11/26
20	310937159	RT	Victorville	CA	Actual/360	5.270%	49,479.70	10,903,282.88	0.00	N/A	08/11/26	--	10,903,282.88	0.00	08/11/26
22	410935761	RT	Various	MI	Actual/360	4.890%	42,414.52	22,193.74	0.00	N/A	11/11/26	--	10,072,713.82	10,050,520.08	08/11/26
23	883100638	MF	North Hollywood	CA	Actual/360	4.269%	35,874.66	23,538.91	0.00	N/A	11/06/26	--	9,758,706.49	9,735,167.58	08/06/26
24	883100660	IN	Various	Various	Actual/360	4.394%	35,386.98	22,159.77	0.00	N/A	11/06/26	--	9,352,425.38	9,330,265.61	08/06/26
25	301741166	LO	Tempe	AZ	Actual/360	5.627%	45,151.11	18,184.99	0.00	N/A	12/06/26	--	9,318,206.99	9,300,022.00	08/06/26
26	28000982	LO	Hauppauge	NY	Actual/360	5.330%	41,142.05	18,335.75	0.00	N/A	12/06/26	--	8,963,952.17	8,945,616.42	08/06/26
29	883100653	MF	Various	WI	Actual/360	4.060%	28,093.86	8,035,746.66	0.00	N/A	11/06/26	08/06/26	8,035,746.66	0.00	08/06/26
30	301741162	LO	Goldsboro	NC	Actual/360	5.440%	31,653.35	21,766.23	0.00	N/A	12/06/26	--	6,757,118.55	6,735,352.32	08/06/26
31	883100662	RT	Chula Vista	CA	Actual/360	4.399%	32,198.24	0.00	0.00	N/A	12/01/26	--	8,500,000.00	8,500,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
32	307170032	LO	Reading	PA	Actual/360	4.840%	22,725.01	32,622.66	0.00	N/A	11/11/26	--	5,452,549.52	5,419,926.86	08/11/26
33	28000981	MF	Houston	TX	Actual/360	5.050%	30,879.89	12,951.74	0.00	N/A	12/06/26	--	7,101,092.40	7,088,140.66	08/06/26
34	300571633	LO	Cheektowaga	NY	Actual/360	5.320%	29,227.10	13,070.49	0.00	N/A	12/06/26	--	6,379,915.83	6,366,845.34	08/06/26
35	300571628	MF	Houston	TX	Actual/360	4.800%	25,547.54	13,802.36	0.00	N/A	11/06/26	--	6,180,855.25	6,167,052.89	08/06/26
37	301741161	LO	Charlotte	NC	Actual/360	4.744%	21,560.27	18,323.79	0.00	N/A	12/06/26	--	5,277,769.01	5,259,445.22	08/06/26
38	301741160	LO	Banning	CA	Actual/360	4.637%	21,294.91	14,935.15	0.00	N/A	12/06/26	--	5,333,097.01	5,318,161.86	08/06/26
39	28000967	LO	Centerville	OH	Actual/360	4.867%	23,017.45	5,492,076.62	0.00	N/A	11/06/26	08/06/26	5,492,076.62	0.00	08/06/26
40	883100629	MF	Los Angeles	CA	Actual/360	4.269%	17,267.47	11,329.93	0.00	N/A	11/06/26	--	4,697,137.09	4,685,807.16	08/06/26
41	410936187	MH	Lowell	MI	Actual/360	4.010%	13,835.84	15,225.56	0.00	N/A	10/11/26	--	4,006,840.86	3,991,615.30	08/11/26
42	883100637	MF	Whittier	CA	Actual/360	4.269%	14,439.18	9,474.17	0.00	N/A	11/06/26	--	3,927,777.51	3,918,303.34	08/06/26
43	307170043	MH	Fond du Lac	WI	Actual/360	4.950%	15,688.85	8,037.23	0.00	N/A	11/11/26	--	3,680,669.39	3,672,632.16	08/11/26
45	883100639	MF	Rialto	CA	Actual/360	4.269%	10,717.74	7,032.37	0.00	N/A	11/06/26	--	2,915,464.52	2,908,432.15	08/06/26
46	410937608	MU	Frisco	TX	Actual/360	4.440%	12,316.00	5,293.43	0.00	N/A	11/11/26	--	3,221,274.16	3,215,980.73	08/11/26
47	301741169	RT	Braselton	GA	Actual/360	4.920%	9,600.57	13,343.48	0.00	N/A	12/06/26	--	2,266,066.75	2,252,723.27	08/06/26
48	410935516	RT	Southfield	MI	Actual/360	4.870%	11,819.99	6,228.89	0.00	N/A	11/11/26	--	2,818,570.10	2,812,341.21	08/11/26
49	600937288	MH	Saginaw	MI	Actual/360	4.380%	10,460.82	6,584.86	0.00	N/A	11/11/26	--	2,773,526.76	2,766,941.90	08/11/26
50	307170050	SS	Woodland	CA	Actual/360	5.140%	12,790.68	5,616.92	0.00	N/A	12/11/26	--	2,889,824.39	2,884,207.47	08/11/26
51	300571635	MF	Albany	GA	Actual/360	5.670%	14,294.03	4,796.49	0.00	N/A	12/06/26	--	2,927,603.80	2,922,807.31	08/06/26
52	883100625	MF	Hawthorne	CA	Actual/360	4.269%	9,526.88	6,251.00	0.00	N/A	11/06/26	--	2,591,523.33	2,585,272.33	08/06/26
53	28000933	RT	Brattleboro	VT	Actual/360	4.865%	9,764.79	2,330,884.17	0.00	N/A	10/06/26	--	2,330,884.17	0.00	08/06/26
54	883100627	MF	Las Vegas	NV	Actual/360	4.269%	9,080.31	5,957.98	0.00	N/A	11/06/26	--	2,470,045.95	2,464,087.97	08/06/26
55	883100632	MF	San Bernardino	CA	Actual/360	4.269%	8,484.88	5,567.29	0.00	N/A	11/06/26	--	2,308,076.04	2,302,508.75	08/06/26
56	300571613	RT	Big Spring	TX	Actual/360	4.620%	8,963.90	5,166.71	0.00	N/A	11/06/26	--	2,253,178.69	2,248,011.98	08/06/26
57	300571636	MH	Ocean Springs	MS	Actual/360	5.390%	10,229.57	3,793.10	0.00	N/A	12/06/26	--	2,203,988.14	2,200,195.04	08/06/26
59	307170059	SS	Crowley	TX	Actual/360	5.180%	7,457.30	3,500.22	0.00	N/A	12/11/26	--	1,671,831.14	1,668,330.92	08/11/26
60	307170060	MH	Fort Myers	FL	Actual/360	4.700%	5,919.24	5,142.04	0.00	N/A	11/11/26	--	1,462,544.87	1,457,402.83	08/11/26
62	307170062	MH	Ocala	FL	Actual/360	5.500%	6,869.06	2,888.39	0.00	N/A	12/11/26	--	1,450,359.70	1,447,471.31	08/11/26
63	300571637	MH	New Bern	NC	Actual/360	5.240%	5,018.59	3,661.95	0.00	N/A	12/06/26	09/06/26	1,112,220.90	1,108,558.95	08/06/26
Totals							1,762,510.20	27,495,868.71	0.00				483,693,365.27	456,197,496.56
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	146,170,251.30	146,585,167.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	38,366,444.44	9,348,035.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(3,424,248.00)	0.00	--	--	08/12/26	29,734,276.95	92,442.63	(423.67)	430,817.37	6,665,753.20	0.00
7	2,602,757.00	2,652,896.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
8	984,333.00	1,063,347.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
9	4,888,937.66	4,658,708.39	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	13,078,112.00	3,146,372.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	8,696,580.45	2,259,744.34	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,387,436.64	338,319.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,553,398.28	396,043.97	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,187,929.00	525,552.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	925,592.24	613,355.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,412,476.00	1,066,243.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
24	3,158,030.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,950,366.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,174,328.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,763,285.32	422,716.71	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	1,042,996.77	1,111,475.65	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,082,095.30	1,162,592.90	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	245,261.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	645,807.40	688,077.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	758,348.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	443,058.00	398,679.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
41	849,141.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	477,467.00	486,503.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	420,975.00	380,468.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
46	484,636.08	236,229.02	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	781,439.82	190,021.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	545,374.40	273,588.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
49	452,657.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	255,824.76	115,117.59	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	463,043.47	108,016.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	443,047.00	393,318.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	620,372.00	628,566.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
55	479,365.00	494,491.00	04/01/25	03/31/26	02/11/26	0.00	0.00	0.00	0.00	0.00	0.00
56	338,683.21	182,497.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	252,065.51	74,883.90	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
59	242,372.68	122,210.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	359,014.26	191,674.27	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	558,491.47	152,950.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	238,872,285.90	180,713,122.47				29,734,276.95	92,442.63	(423.67)	430,817.37	6,665,753.20	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
53	28000933	2,322,769.66	Payoff Prior to Maturity	0.00	0.00
Totals		2,322,769.66		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,322,769.66	4.468359%	4.407312%	3
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,353,373.59	4.486429%	4.425016%	4
06/17/26	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.490814%	4.429898%	5
05/15/26	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,721,122.12	4.495654%	4.435244%	6
04/17/26	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.503619%	4.443887%	7
03/17/26	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.503982%	4.444255%	8
02/18/26	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.504418%	4.444697%	9
01/16/26	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.504784%	4.445069%	10
12/17/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.505130%	4.445417%	11
11/18/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	18,283,158.88	4.505506%	4.445798%	12
10/20/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.477834%	4.419633%	13
09/17/25	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.478133%	4.419940%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	28000906	03/06/25	16	5	(423.67)	430,817.37	6,893,412.45	30,000,000.00	03/20/25	2
Totals					(423.67)	430,817.37	6,893,412.45	30,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	0	30,000,000		0
0 - 6 Months		426,197,497	426,197,497	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	456,197,497	426,197,497	0	0	30,000,000	0
Jul-26	483,693,365	453,693,365	0	0	30,000,000	0
Jun-26	489,915,897	459,915,897	0	0	30,000,000	0
May-26	496,321,453	466,321,453	0	0	30,000,000	0
Apr-26	504,934,044	474,934,044	0	0	30,000,000	0
Mar-26	505,772,540	475,772,540	0	0	30,000,000	0
Feb-26	506,756,432	476,756,432	0	0	30,000,000	0
Jan-26	507,604,931	477,604,931	0	0	30,000,000	0
Dec-25	508,415,288	478,415,288	0	0	30,000,000	0
Nov-25	509,289,608	479,289,608	0	0	30,000,000	0
Oct-25	528,463,000	498,463,000	0	0	30,000,000	0
Sep-25	529,401,724	499,401,724	0	0	30,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	28000906	30,000,000.00	30,000,000.00	15,500,000.00	07/08/26	(3,579,183.00)	(0.94270)	12/31/25	07/06/26	I/O
7	883100641	14,461,368.14	14,461,368.14	49,600,000.00	10/31/25	2,410,713.00	2.27620	03/31/26	11/06/26	242
8	883100636	7,190,289.98	7,190,289.98	17,300,000.00	11/04/25	1,063,347.00	2.01930	03/31/26	11/06/26	242
23	883100638	9,735,167.58	9,735,167.58	21,210,000.00	11/04/25	979,544.00	1.37390	03/31/26	11/06/26	242
39	28000967	0.00	-		--	949,078.29	1.93000	--	11/06/26	242
40	883100629	4,685,807.16	4,685,807.16	8,000,000.00	11/04/25	398,679.00	1.16170	03/31/26	11/06/26	242
42	883100637	3,918,303.34	3,918,303.34	10,200,000.00	11/06/25	411,662.00	1.43450	03/31/26	11/06/26	242
45	883100639	2,908,432.15	2,908,432.15	9,860,000.00	11/06/25	286,200.00	1.34360	03/31/26	11/06/26	242
52	883100625	2,585,272.33	2,585,272.33	6,190,000.00	11/13/25	393,318.00	2.07730	03/31/26	11/06/26	242
54	883100627	2,464,087.97	2,464,087.97	9,750,000.00	10/31/25	628,566.00	3.48310	03/31/26	11/06/26	242
55	883100632	2,302,508.75	2,302,508.75	8,310,000.00	11/06/25	494,491.00	2.93240	03/31/26	11/06/26	242
Totals		80,251,237.40	80,251,237.40	155,920,000.00		4,436,415.29

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	28000906	OF	NY	03/20/25	2

Loan transferred for Imminent Default on 3/24/25. Collateral consists of a first-lien leasehold interest in a 247,183 SF, Class A, 21-story office building built in 19216 and located in Midtown Manhattan in NYC. As of 7/30/26, the Property was 74%

occupied with NOI/DSCR: -$3.75MM/-0.90x. Still waiting on a response from the Ground Lessor to extend the ground lease. The building leasing agent in discussions with a large existing tenant to extend their lease and expand. Lender's legal counsel moving forward the foreclosure process.

7	883100641	MF	NV	10/24/24	11

Loan transferred 11/1/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State o f California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties , Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a 492-unit garden-style multifamily property located Las Vegas, Nevada. The improvements were constructed in

1989 and are situated on a 24.13-acre site. The Receiver has proposed to payoff the loan in full on or before maturity.

8	883100636	MF	CA	10/24/24	11

Loan transferred 11/1/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State o f California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Properties , Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Park Pointe is a 89-unit, single-building, 3-story apartment project, located in Westlake, Los Angeles CA. Built in 1971, the

Property is situated on a 0.82 acre site. The Receiver has proposed to payoff the loan in full on or before maturity.

23	883100638	MF	CA	10/24/24	11

Loan transferred 10/29/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Studio Village is a 169-unit, single-building, two-story apartment project, located in the neighborhood of North Hollywood, CA.

Built in 1961, Property is situated on a 1.36 acre site. Property has 145 studio units & 24 one-bedroom / one-bathroom units. The Receiver has proposed to payoff the loan in full on or before Maturity.

39	28000967	LO	OH	12/14/22	0
Special Servicer comments are not available for this cycle.

40	883100629	MF	CA	10/24/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Property is a 50 unit, single-building, 3-story apartment project built in 1962 in Hollywood neighborhood of Los Angeles, CA. The

Receiver has proposed to payoff the loans in full on or before maturity.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	883100637	MF	CA	10/24/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is a 54-unit, two-building, two story apartment project in Whittier, California. Built in 1963, the Property is a two-building, two-

	story, walk-up style apartment complex sit uated on 1.15 acres. The Receiver has proposed to payoff the loan in full on or before maturity.

45	883100639	MF	CA	10/24/24	11

Loan transferred 10/30/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State  of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Property is a 50-unit multi-family garden property, built in 1985, consisting of 11 (including one ancillary) two-story multi-family

	buildings on a 2.3 acre. The Receiver has proposed to payoff the loan in full on or before maturity.

52	883100625	MF	CA	10/24/24	11

Loan transferred 10/30/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Collateral is a 40-unit single building, two-story apartment project built in 1955 on a 0.6 acre site. The Property has 29 studio

	units, 10 one-bedroom / one-bathroom units and on e two-bedroom / one-bathroom unit. The Receiver has proposed to payoff the loans in full on or before maturity.

54	883100627	MF	NV	10/24/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is 64-unit Class-C MF, garden property located in Las Vegas, NV. Built in 1977, Property consists of 12 one and two story

	buildings, including one leasing office/laundry facility and one maintenance shop/pool house. The Receiver has proposed to payoff the loans in full on or before maturity.

55	883100632	MF	CA	10/24/24	11

Loan transferred 10/25/2024 for Non-Monetary Default due to a court appointed Receiver and ongoing litigation involving a dispute regarding ownership and control of the family real estate business. On August 6, 2024, the Superior Court of the

State of California entered an order appointing Aaron Kudla as receiver, dedicating one sentence to receiver's powers: 'Receiver Kudla shall have all powers necessary to act as a receiver, including the power to: collect and distribute money, manage the businesses and properties, conduct accountings, collect and distribute information and provide reports and financial information to all partners, hire and fire people, and pay people as necessary." The Sponsors are H. K. Realty,

Inc. and J.K. Propertie s, Inc., and the Guarantor is J.K. PROPERTIES, INC. Barclays originated 9 loans to the Sponsor to refinance the fee simple interest in 9 multifamily Properties totaling 1,052 units, located in California and Nevada, totaling $62.2MM. Loans have springing cash management; cash flow sweep trigger for EOD or DSCR < 1.10x. Subj is a 44-unit multi-family garden property located in San Bernardino, California. Built in 1985, the improvements contains

	eight buildings and are situated on a 2.50 acre site. The Receiver has proposed to payoff the loans in full on or before maturity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 30

IN - Industrial	OF - Office	MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities	CH - Cooperative Housing	ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	310936587	30,418,634.82	4.85000%	30,418,634.82	4.85000%	10	07/07/20	05/11/20	08/11/20
9	883100651	23,955,891.94	4.83500%	23,955,891.94	4.83500%	10	08/10/20	09/06/20	10/13/20
17	301741165	15,009,891.04	5.06000%	15,009,891.04	5.06000%	8	08/06/20	08/06/20	10/13/20
17	301741165	0.00	5.06000%	0.00	5.06000%	8	09/21/20	08/06/20	10/13/20
32	307170032	7,509,186.74	4.84000%	7,509,186.74	4.84000%	10	07/17/20	05/06/20	08/11/20
32	307170032	0.00	4.84000%	0.00	4.84000%	10	07/01/20	04/11/20	08/11/20
34	300571633	0.00	5.32000%	0.00	5.32000%	8	03/31/21	10/06/19	--
37	301741161	6,446,256.78	4.74400%	6,446,256.78	4.74400%	10	07/01/20	04/11/20	08/11/20
37	301741161	0.00	4.74400%	0.00	4.74400%	10	07/17/20	05/06/20	08/11/20
Totals		83,339,861.32		83,339,861.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	6,458.33	0.00	0.00	0.00	0.00	106,149.17	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	195.00	0.00
39	0.00	0.00	0.00	0.00	351.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,458.33	0.00	351.60	0.00	0.00	106,149.17	0.00	0.00	195.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		113,154.10

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30